Concentration of risks (Details)	12 Months Ended
	Jun. 30, 2023 USD ($) item	Sep. 30, 2023 item	Jun. 30, 2023 SGD ($) item	Jun. 30, 2022 USD ($) item	Jun. 30, 2022 SGD ($) item	Jun. 30, 2021 item
Concentration of risks
Cash deposited with financial institutions	$ 0		$ 16,274	$ 563	$ 17,242
Cash balance deposited with financial institutions, that are subject to credit risk | $	$ 0
Number of BTC store | item	82.32		82.32	7.17	7.17	0
Number of BTCs pledged | item	55	55	55
Ownership and operation rights attributable to entity	100.00%
US
Concentration of risks
Insurance coverage for each bank | $	$ 250,000
Singapore
Concentration of risks
Deposit Insurance aggregate per depositor per Scheme member | $	$ 75,000
Customer Concentration Risk
Concentration of risks
Number of BTC store | item	27.32		27.32
Number of BTCs stored in the cold storage wallet	55		55